Inventories - Summary of Inventories (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Inventories [Abstract]
Supplies	$ 1,318	$ 1,045
Raw materials	277	278
Work in process	1,046	857
Finished products	655	718
Inventories	3,296	2,898
Less non-current portion (Note 15)	(350)	(213)
Inventories	$ 2,946	$ 2,685